UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Equity	Share capital Ordinary shares	Share capital Preference shares	Share premium Ordinary shares	Share premium Preference shares	Other equity	Other equity Ordinary shares	Other equity Preference shares	Equity settled share based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year (Balance as of March 31, 2021) at Mar. 31, 2021	€ (100,590)	€ (107,369)	€ 1,798	€ 118	€ 1,537,425	€ 96,310		€ (8,877)	€ (1,246)	€ 43,871	€ (1,006,208)	€ (14,707)	€ (2,161)	€ (753,692)	€ 6,779
Equity balance as of beginning of the year (Impact of correction of error) at Mar. 31, 2021	0	0								1,097				(1,097)	0
Equity balance as of beginning of the year at Mar. 31, 2021	(100,590)	(107,369)	1,798	118	1,537,425	96,310	€ (10,123)	(8,877)	(1,246)	44,968	(1,006,208)	(14,707)	(2,161)	(754,789)	6,779
(Loss) / Profit for the period	(46,298)	(46,692)								0				(46,692)	394
Other comprehensive income / (loss)	(1,578)	(1,448)										(1,448)			(130)
Total comprehensive income / (loss) for the period	(47,876)	(48,140)								0		(1,448)		(46,692)	264
Issuance of share capital Global Blue Group Holding A.G.	46	46	46
Employee share schemes	2,231	2,231								2,231				0	0
Conversion of shares	0	0					0	(366)	366
Acquisition of treasury shares	(46)	(46)					(46)	(46)
Total contributions and distributions	2,231	2,231	46					(412)	366	2,231				0	0
Other transactions	0	0												(1)
Total changes in ownership interests	0	0												(1)
Equity balance as of end of the year at Sep. 30, 2021	(146,236)	(153,279)	1,844	118	1,537,425	96,310	(10,169)	(9,289)	(880)	47,199	(1,006,208)	(16,155)	(2,161)	(801,482)	7,043
Equity balance as of beginning of the year at Jun. 30, 2021							(10,123)	(9,243)
(Loss) / Profit for the period	5,663
Other comprehensive income / (loss)	(163)
Total comprehensive income / (loss) for the period	5,500
Acquisition of treasury shares							(46)	(46)
Equity balance as of end of the year at Sep. 30, 2021	(146,236)	(153,279)	1,844	118	1,537,425	96,310	(10,169)	(9,289)	(880)	47,199	(1,006,208)	(16,155)	(2,161)	(801,482)	7,043
Equity balance as of beginning of the year at Mar. 31, 2022	(185,793)	(191,525)	1,844	63	1,538,105	96,364	(10,179)	(9,297)	(882)	50,699	(1,006,210)	(11,330)	1,086	(851,967)	5,732
(Loss) / Profit for the period	(26,068)	(26,927)												(26,927)	859
Other comprehensive income / (loss)	940	908										(1,177)	1,739	346	32
Total comprehensive income / (loss) for the period	(25,128)	(26,019)										(1,177)	1,739	(26,581)	891
Issuance of share capital Global Blue Group Holding A.G.	210,521	210,522	83	203	42,959	171,963					(4,686)				(1)
Issuance of treasury shares by Global Blue Group Holding A.G.	0	0	1				(1)	(1)
Employee share schemes	4,692	4,692								4,692
Vested RSA shares	0	0			2,333		4	4		(2,337)
Allocation of treasury shares to shareholders	0	0					9,178	9,178			(9,178)
Total contributions and distributions	215,209	215,210	84	203	45,292	171,963		9,181		2,355	(13,864)			(4)	(1)
Change in non-controlling interests	0	1,068												1,068	(1,068)
Total changes in ownership interests	0	1,068												1,068	(1,068)
Equity balance as of end of the year at Sep. 30, 2022	4,288	(1,266)	1,928	266	1,583,397	268,327	(998)	(116)	(882)	53,054	(1,020,074)	(12,507)	2,825	(877,484)	5,554
Equity balance as of beginning of the year at Jun. 30, 2022							(10,180)	(9,298)
(Loss) / Profit for the period	(11,169)
Other comprehensive income / (loss)	(718)
Total comprehensive income / (loss) for the period	(11,887)
Vested RSA shares							4	4
Allocation of treasury shares to shareholders							9,178	9,178
Equity balance as of end of the year at Sep. 30, 2022	€ 4,288	€ (1,266)	€ 1,928	€ 266	€ 1,583,397	€ 268,327	€ (998)	€ (116)	€ (882)	€ 53,054	€ (1,020,074)	€ (12,507)	€ 2,825	€ (877,484)	€ 5,554